Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
September 30, 2021

Dates Covered
Collections Period	09/01/21 - 09/30/21
Interest Accrual Period	09/15/21 - 10/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/21	477,247,150.23	27,067
Yield Supplement Overcollateralization Amount 08/31/21	20,795,274.81	0
Receivables Balance 08/31/21	498,042,425.04	27,067
Principal Payments	21,284,554.45	807
Defaulted Receivables	262,364.23	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/21	19,568,234.52	0
Pool Balance at 09/30/21	456,927,271.84	26,247

Pool Statistics	$ Amount	# of Accounts
Pool Factor	53.19%
Prepayment ABS Speed	1.53%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	2,386,176.85	106
Past Due 61-90 days	691,253.17	33
Past Due 91-120 days	120,904.05	5
Past Due 121+ days	0.00	0
Total	3,198,334.07	144

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.67%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.17%
Delinquency Trigger Occurred	NO

Recoveries	236,059.59
Aggregate Net Losses/(Gains) - September 2021	26,304.64
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.06%
Prior Net Losses Ratio	0.23%
Second Prior Net Losses Ratio	0.21%
Third Prior Net Losses Ratio	-0.09%
Four Month Average	0.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.18%

Overcollateralization Target Amount	5,254,663.63
Actual Overcollateralization	5,254,663.63
Weighted Average Contract Rate	3.67%
Weighted Average Contract Rate, Yield Adjusted	6.06%
Weighted Average Remaining Term	46.17

Flow of Funds	$ Amount
Collections	23,034,155.11
Investment Earnings on Cash Accounts	200.18
Servicing Fee	(415,035.35)
Transfer to Collection Account	-
Available Funds	22,619,319.94

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	232,370.75
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,081,536.16
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,254,663.63
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,253,043.15

Total Distributions of Available Funds	22,619,319.94

Servicing Fee	415,035.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 09/15/21	471,758,808.00
Principal Paid	20,086,199.79
Note Balance @ 10/15/21	451,672,608.21

Class A-1
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-2a
Note Balance @ 09/15/21	61,593,001.02
Principal Paid	16,522,289.25
Note Balance @ 10/15/21	45,070,711.77
Note Factor @ 10/15/21	19.4437928%

Class A-2b
Note Balance @ 09/15/21	13,285,806.98
Principal Paid	3,563,910.54
Note Balance @ 10/15/21	9,721,896.44
Note Factor @ 10/15/21	19.4437929%

Class A-3
Note Balance @ 09/15/21	281,800,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	281,800,000.00
Note Factor @ 10/15/21	100.0000000%

Class A-4
Note Balance @ 09/15/21	76,830,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	76,830,000.00
Note Factor @ 10/15/21	100.0000000%

Class B
Note Balance @ 09/15/21	25,500,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	25,500,000.00
Note Factor @ 10/15/21	100.0000000%

Class C
Note Balance @ 09/15/21	12,750,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	12,750,000.00
Note Factor @ 10/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	280,077.00
Total Principal Paid	20,086,199.79
Total Paid	20,366,276.79

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	28,230.13
Principal Paid	16,522,289.25
Total Paid to A-2a Holders	16,550,519.38

Class A-2b
One-Month Libor	0.08375%
Coupon	0.33375%
Interest Paid	3,695.12
Principal Paid	3,563,910.54
Total Paid to A-2b Holders	3,567,605.66

Class A-3
Coupon	0.63000%
Interest Paid	147,945.00
Principal Paid	0.00
Total Paid to A-3 Holders	147,945.00

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3304042
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.6954981
Total Distribution Amount	24.0259023

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1217866
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	71.2782107
Total A-2a Distribution Amount	71.3999973

A-2b Interest Distribution Amount	0.0739024
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	71.2782108
Total A-2b Distribution Amount	71.3521132

A-3 Interest Distribution Amount	0.5250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5250000

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	103.63
Noteholders' Third Priority Principal Distributable Amount	634.76
Noteholders' Principal Distributable Amount	261.61

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/21	8,498,098.59
Investment Earnings	182.29
Investment Earnings Paid	(182.29)
Deposit/(Withdrawal)	-
Balance as of 10/15/21	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,190,215.83	$1,676,656.07	$1,409,691.93
Number of Extensions	52	65	61
Ratio of extensions to Beginning of Period Receivables Balance	0.24%	0.32%	0.26%